Other Operating Expenses - Summary of General and Administrative Expense (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Expense By Nature [Abstract]
Salaries and wages	$ 3,847	$ 11,634	$ 15,262
Consulting fees	1,647	2,193	6,896
Office and general	1,738	9,843	9,533
Professional fees	877	4,658	3,559
Director fees	30	365	188
Other	170	3,336	3,496
General and administrative expense	$ 8,309	$ 32,029	$ 38,934